REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2021
REVERSE STOCK SPLIT
Reverse Stock Split

NOTE 19. REVERSE STOCK SPLIT

The 1-for-3 reverse stock split (see note 18) went effective with the State of Delaware, FINRA and OTC Markets on April 28, 2022.  All share and per share amounts have been adjusted in these consolidated financial statements to reflect the effect of the reverse stock split.